Borrowings (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Borrowings
Balance at the beginning of the year, Beginning	$ 1,146,779	$ 1,357,396
Borrowings	871,196	456,477
Payment of borrowings	(584,461)	(445,457)
Collection / (Payment) of short term loans, net	(11,201)	45,380
Incorporation by business combination (i)	6,644	0	$ 148
Interests paid	(95,356)	(178,537)
Accrued interests	85,359	198,268
Currency translation adjustment and exchange differences, net	102,213	300,346
Inflation adjustment	(177,378)	(589,079)
Reclassifications and other movements	(683)	1,985
Balance at the end of the year, Ending	$ 1,343,112	$ 1,146,779